Discontinued Operations - Summary of Assets and Liabilities Related to Discontinued Operations (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,109,372	$ 106,795	$ 123,633
Receivables	338,359	144,555	93,254
Total current assets	1,479,814	294,197	245,528
Intangible assets, net	58,663	60,468	71,146
Other assets, net	117,128	43,700	33,284
Total assets	1,701,734	446,361	402,794
Current liabilities:
Medical claims and related payables	300,981	162,868	120,705
Accounts payable and accrued expenses	107,599	97,244	67,555
Total current liabilities	412,330	266,835	199,610
Total liabilities	$ 551,456	421,591	353,822
Discontinued Operations
Current assets:
Cash and cash equivalents		3,917	6,460
Receivables		908	2,350
Total current assets		4,825	8,810
Intangible assets, net			3,930
Other assets, net			214
Total assets		4,825	12,954
Current liabilities:
Medical claims and related payables		1,293	1,073
Accounts payable and accrued expenses		2,389	7,236
Total current liabilities		3,682	8,309
Noncurrent liabilities			120
Total liabilities		3,682	8,429
Net assets		$ 1,143	$ 4,525